Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.3%
Penn Series Flexibly Managed Fund*	50,927	$4,506,553
Penn Series Index 500 Fund*	58,162	2,297,968
Penn Series Large Cap Value Fund*	26,380	1,108,217
Penn Series Large Core Value Fund*	56,810	1,675,331
Penn Series Mid Core Value Fund*	32,409	1,119,084
Penn Series Real Estate Securities Fund*	16,046	568,333
TOTAL AFFILIATED EQUITY FUNDS (Cost $8,286,910)		11,275,486

AFFILIATED FIXED INCOME FUNDS — 75.0%
Penn Series High Yield Bond Fund*	167,766	2,742,984
Penn Series Limited Maturity Bond Fund*	1,482,205	19,372,419
Penn Series Quality Bond Fund*	1,201,887	19,446,525
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $41,024,633)		41,561,928

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.1%
Penn Series Developed International Index Fund*	69,446	1,136,142
Penn Series International Equity Fund*	14,738	571,978
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,465,814)		1,708,120

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $917,378)	917,378	917,378
TOTAL INVESTMENTS — 100.1% (Cost $51,694,735)		$55,462,912
Other Assets & Liabilities — (0.1)%		(49,708)
TOTAL NET ASSETS — 100.0%		$55,413,204

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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